Prospectus Supplement
dated June 18, 2001 to:

PUTNAM VARIABLE TRUST                                             73376 6/01
Prospectuses dated April 30, 2001

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, LLC (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT Capital Appreciation Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT Investors Fund, Putnam VT Technology Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund (to the extent that this prospectus otherwise offers these funds) are replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

Manager                 Since     Experience
------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund

Paul Warren             2001      1997 - Present        Putnam Management
Managing Director                 Prior to May 1997     IDS Fund Management

Joseph P. Joseph        2000      1994 - Present        Putnam Management
Managing Director

Michael K. Arends       2000      1997 - Present        Putnam Management
Senior Vice President             Prior to Nov. 1997    Phoenix Duff & Phelps

Putnam VT Growth Opportunities Fund

Jeffrey R. Lindsey      2000      1994 - Present        Putnam Management
Managing Director

David J. Santos         2000      1986 - Present        Putnam Management
Senior Vice President

Richard B. England      2001      1992 - Present        Putnam Management
Senior Vice President

Putnam VT Health Sciences Fund

Richard B. England      1998      1992 - Present        Putnam Management
Senior Vice President

Margery C. Parker       1998      1997 - Present        Putnam Management
Senior Vice President             Prior to Dec. 1997    Keystone Investments

Margaret D. Smith       2000      1995 - Present        Putnam Management
Senior Vice President

Karen R. Korn           2001      1994 - Present        Putnam Management
Senior Vice President

Nathan W. Eigerman      2001      1996 - Present        Putnam Management
Senior Vice President

Putnam VT Investors Fund

C. Beth Cotner          1998      1995 - Present        Putnam Management
Senior Vice President

Richard B. England      1998      1992 - Present        Putnam Management
Senior Vice President

Manuel H. Weiss         1998      1987 - Present        Putnam Management
Senior Vice President

David J. Santos         2001      1986 - Present        Putnam Management
Senior Vice President

Putnam VT Technology Fund

Saba S. Malak           2000      1997 - Present        Putnam Management
Senior Vice President             Prior to Oct. 1997    The Boston Consulting
                                                        Group

Paul E. Marrkand        2000      1987 - Present        Putnam Management
Senior Vice President

David J. Santos         2000      1986 - Present        Putnam Management
Senior Vice President

Kenneth J. Doerr        2001      2000 - Present        Putnam Management
Senior Vice President             Prior to Nov. 2000    Equinox Capital
                                                        Management

Richard D. Manuel, Jr.  2001      1995 - Present        Putnam Management
Senior Vice President

Putnam VT Vista Fund

Eric M. Wetlaufer       1997      1997 - Present        Putnam Management
Managing Director                 Prior to Nov. 1997    Cadence Capital
                                                        Management

Margery C. Parker       1998      1997 - Present        Putnam Management
Senior Vice President             Prior to Dec. 1997    Keystone Investments

Dana F. Clark           1999      1987 - Present        Putnam Management
Vice President

Kenneth J. Doerr        2001      2000 - Present        Putnam Management
Senior Vice President             Prior to Nov. 2000    Equinox Capital
                                                        Management

Putnam VT Voyager Fund

Paul Warren             2001      1997 - Present        Putnam Management
Managing Director                 Prior to May 1997     IDS Fund Management

Michael P. Stack        1997      1997 - Present        Putnam Management
Senior Vice President             Prior to Nov. 1997    Independence Investment
                                                        Associates, Inc.

Paul E. Marrkand        2000      1987 - Present        Putnam Management
Senior Vice President

Kevin M. Divney         2000      1997 - Present        Putnam Management
Senior Vice President             Prior to June 1997    Franklin Portfolio

James C. Wiess          2000      2000 - Present        Putnam Management
Senior Vice President             Prior to April 2000   JP Morgan

Michael E. Nance        2001      2001 - Present        Putnam Management
Senior Vice President             Prior to May 2001     Kobrick Funds, LLC



Prospectus Supplement
dated June 18, 2001 to:

PUTNAM VARIABLE TRUST                                          73377 6/01
Prospectus dated April 30, 2001

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, LLC (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT Health Sciences Fund are replaced with the following:

The following officers of relevant fund's portfolio. Each officer's length of service to the fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

Manager                 Since     Experience
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund

Richard B. England      1998      1992 - Present        Putnam Management
Senior Vice President

Margery C. Parker       1998      1997 - Present        Putnam Management
Senior Vice President             Prior to Dec. 1997    Keystone Investments

Margaret D. Smith       2000      1995 - Present        Putnam Management
Senior Vice President

Karen R. Korn           2001      1994 - Present        Putnam Management
Senior Vice President

Nathan W. Eigerman      2001      1996 - Present        Putnam Management
Senior Vice President



Prospectus Supplement
dated June 18, 2001 to:

PUTNAM VARIABLE TRUST                                73378 6/01
Prospectuses dated April 30, 2001

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, LLC (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT Vista Fund are replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Each officer's length of service to the fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

Manager                 Since     Experience
-------------------------------------------------------------------------------
Putnam VT Vista Fund

Eric M. Wetlaufer       1997      1997 - Present        Putnam Management
Managing Director                 Prior to Nov. 1997    Cadence Capital
                                                        Management

Margery C. Parker       1998      1997 - Present        Putnam Management
Senior Vice President             Prior to Dec. 1997    Keystone Investments

Dana F. Clark           1999      1987 - Present        Putnam Management
Vice President

Kenneth J. Doerr        2001      2000 - Present        Putnam Management
Senior Vice President             Prior to Nov. 2000    Equinox Capital
                                                        Management